Inventories (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Finished goods	$ 7,871,000	$ 6,728,000
Raw and processed materials	826,000	1,803,000
[custom:InventoryNet1-0]	$ 8,696,880	$ 8,531,112